CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 22,948	$ 17,079
Trade receivables (net of allowance for credit losses of $ 7,470 and $ 22,410 at December 31, 2021 and 2022, respectively)	100,034	107,826
Other accounts receivable and prepaid expenses	15,756	17,179
Inventories	72,009	61,398
Total current assets	210,747	203,482
NON-CURRENT ASSETS:
Trade receivables (net of allowance for credit losses of $ 1,117 and $ 0 at December 31, 2021 and 2022, respectively)	0	10,484
Severance pay and pension fund	4,633	5,648
Property and equipment, net	29,456	29,383
Intangible assets, net	8,208	6,274
Operating lease right-of-use assets	17,962	20,233
Other non-current assets	18,312	17,059
Total long-term assets	78,571	89,081
Total assets	289,318	292,563
CURRENT LIABILITIES:
Trade payables	67,384	69,436
Deferred revenues	3,343	3,384
Short-term loans	37,500	14,800
Operating lease liabilities	3,745	4,359
Other accounts payable and accrued expenses	20,864	23,704
Total current liabilities	132,836	115,683
LONG-TERM LIABILITIES:
Accrued severance pay and pensions	9,314	10,799
Deferred revenues	11,545	9,275
Operating lease liabilities	13,187	17,210
Other long-term payables	2,653	2,445
Total long-term liabilities	36,699	39,729
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2021 and 2022; Issued: 87,413,119 and 87,834,902 shares at December 31, 2021 and 2022, respectively; Outstanding: 83,931,596 and 84,353,379 shares at December 31, 2021 and 2022, respectively	224	224
Additional paid-in capital	432,214	428,244
Treasury shares at cost – 3,481,523 ordinary shares at December 31, 2021 and 2022	(20,091)	(20,091)
Accumulated other comprehensive loss	(11,156)	(9,507)
Accumulated deficit	(281,408)	(261,719)
Total shareholders' equity	119,783	137,151
Total liabilities and shareholders' equity	$ 289,318	$ 292,563